General Information and Basis of Operation (Details) - USD ($)		Oct. 12, 2023	Dec. 31, 2023	Apr. 28, 2023	Mar. 24, 2023	Mar. 21, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
General Information and Basis of Operation [Line Items]
Nominal value					$ 10	$ 10
Ordinary shares issued	[1]		27,000,000				27,000,000
Ordinary shares outstanding			27,000,000				27,000,000
Mr. Wong Kim Kwan Kings [Member]
General Information and Basis of Operation [Line Items]
Ownership percentage			90.00%
Mr. Chong Kin Fai [Member]
General Information and Basis of Operation [Line Items]
Ownership percentage			10.00%
Top Wealth (BVI) Group Limited [Member]
General Information and Basis of Operation [Line Items]
Ownership percentage						100.00%
Top Wealth Group (International) Limited [Member]
General Information and Basis of Operation [Line Items]
Ownership percentage					100.00%
Common Stock [Member]
General Information and Basis of Operation [Line Items]
Ordinary shares outstanding	[2]		27,000,000				27,000,000	27,000,000	27,000,000
IPO [Member]
General Information and Basis of Operation [Line Items]
Ordinary shares issued		26,999,250		650
Aggregate ordinary shares issued		26,999,250
IPO [Member] | Common Stock [Member]
General Information and Basis of Operation [Line Items]
Ordinary shares issued		27,000,000
Ordinary shares outstanding		27,000,000

[1]	Giving retroactive effect to all the 27,000,000 shares issued and outstanding after the Pro Rata Share Issuance on October 12, 2023, which has been treated as share split, from the earliest period presented.
[2]	Giving retroactive effect to all the 27,000,000 shares issued and outstanding after the Pro Rata Share Issuance on October 12, 2023, which has been treated as share split, from the earliest period presented.